Commitments and Contingencies (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2003 USD ($)
Product Liability Contingency [Line Items]
Product warranty accrual, held for sale	$ 25				$ 26				$ 25	$ 26
Product warranty accrual, including held for sale	46				49				46	$ 49	$ 57
Amount of Bonds Issued by the Charter Township of Van Buren, Michigan												$ 28
Number of HVCC Employees who filed a legal petition claiming unpaid legal status										891
Sales	$ 788	$ 793	$ 503	$ 502	465	$ 396	$ 435	$ 428	$ 2,586	$ 1,724	1,625
Number of Employees Who filed Civil Actions Against Visteon Germany	750								750
Number of Employees Who Are in The Similar Situation as Those in Visteon Germany Civil Case	600								600
Reserve for Pending Pension Case	$ 9								$ 9
Amount In Excess of The Reserved Amount for Pension Case	11								11
Beginning balance				23					23
Accruals for products shipped									16	17
Changes in estimates									5	(8)
Foreign currency translation									(1)	0
Business divestiture									(2)	0
Settlements									(21)	(17)
Ending balance	21				$ 23				21	23
Accrual for Environmental Loss Contingencies	1								1
Operating Leases, Future Minimum Payments Due, Current	18								18
Operating Leases, Future Minimum Payments, Due in Two Years	15								15
Operating Leases, Future Minimum Payments, Due in Three Years	10								10
Operating Leases, Future Minimum Payments, Due in Four Years	9								9
Operating Leases, Future Minimum Payments, Due in Five Years	8								8
Operating Leases, Future Minimum Payments, Due Thereafter	48								48
Operating Leases, Rent Expense									36	26	$ 25
Brazilian Litigation [Member]
Product Liability Contingency [Line Items]
Loss Contingency, Pending Claims, Amount	150								150
Loss Contingency Accrual, at Carrying Value	9								9
Minimum [Member]
Product Liability Contingency [Line Items]
Estimated Shortfall in Tax Revenues of the Township										25
Maximum [Member]
Product Liability Contingency [Line Items]
Estimated Shortfall in Tax Revenues of the Township										$ 36
IRAN, ISLAMIC REPUBLIC OF | Certain HVCC subsidiaries in China [Member]
Product Liability Contingency [Line Items]
Sales				$ 12
Korea (South), Won | HVCC labor litigation [Member]
Product Liability Contingency [Line Items]
Loss Contingency, Pending Claims, Amount	44,000								44,000
United States of America, Dollars | HVCC labor litigation [Member]
Product Liability Contingency [Line Items]
Loss Contingency, Pending Claims, Amount	$ 40								$ 40